Non-current Financial Assets and Other Non-current Assets - Additional Information (Detail)	12 Months Ended
Dec. 31, 2024 USD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Restricted cash	$ 4,600,000
Research tax credit receivables	11,600,000
Other non-current assets	11,594,000
Raleigh, North Carolina [Member] | Leased Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Restricted cash	1,900,000
Raleigh, North Carolina [Member] | Leased Premises [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Restricted cash	2,500,000
New York [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Finance lease receivable	$ 2,100,000
Sublease start term	2022-06
New York [Member] | Leased Premises [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Restricted cash	$ 200,000
France [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Other non-current assets	11,600,000
France [Member] | Leased Premises [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Deposit	900,000
United States [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Other non-current assets	$ 0